Summary of Significant Accounting Policies - Schedule of Geographic Locations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Geographic Locations [Line Items]
Revenue geographic locations	$ 8,185,146	$ 6,711,990	$ 23,544,652
European Union [Member]
Schedule of Geographic Locations [Line Items]
Revenue geographic locations	5,618,002	4,660,608	20,302,433
Asia Pacific [Member]
Schedule of Geographic Locations [Line Items]
Revenue geographic locations	509,168	73,395	3,192,219
North America [Member]
Schedule of Geographic Locations [Line Items]
Revenue geographic locations	110,508	215,437	50,000
South America [Member]
Schedule of Geographic Locations [Line Items]
Revenue geographic locations	1,475,088	1,651,500
Other Regions [Member]
Schedule of Geographic Locations [Line Items]
Revenue geographic locations	$ 472,380	$ 111,050